Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001032033
Registrant Name	SLM Corp
Registration File Number	333-281147
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES